Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
Note 19. Income Taxes
The U.K. and foreign components of the Company’s loss before provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2022	2021	2020

U.K.	$(137,973)	$(326,206)	$(26,846)
Foreign	(45,307)	(278,248)	(1,689)

Loss before income taxes	$(183,280)	$(604,454)	$(28,535)

The components of the Company’s income tax (benefit) expense consisted of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2022	2021	2020

Current:
U.K.	$—	$—	$—
Foreign	1,827	1,708	47

Current tax expense	1,827	1,708	47

Deferred:
U.K.	—	(13,618)	1,650
Foreign	(113)	209	116

Deferred tax expense (benefit)	(113)	(13,409)	1,766

Total	$1,714	$(11,701)	$1,813

Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate of 19.0% is as follows:

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2022	2021	2020

U.K. provision at statutory rate	19.0%	19.0%	19.0%
Expenses not deductible for tax purposes	3.4	(1.6)	0.9
Return to provision	—	(0.4)	—
Non-deductible interest expense	—	—	(3.6)
Stock based compensation	—	(19.7)	2.6
Transaction cost adjustment	—	—	(1.4)
Tax rate change	—	0.3	—
Foreign rate difference	7.7	5.3	—
Change in valuation allowance	(31.1)	(0.9)	(21.6)

Effective tax rate	(1.0)%	2.0%	(4.1)%

The Company’s effective tax rates differ from the U.K. statutory rate primarily due to the change in valuation allowance, and expenses not deductible for tax purpose.
The Company’s deferred income tax assets and liabilities as of December 31, 2022 and 2021 are as follows (in thousands):

	Year Ended December 31,	Year Ended December 31,
	2022	2021

Deferred tax assets:
Net operating loss carry forward	$95,735	$48,031
Property and equipment	(70)	(78)
Stock-based compensation	135,837	—
Other	269	180

Deferred tax assets before valuation allowance	231,771	48,133
Valuation allowance	(207,657)	(19,059)

Deferred tax assets, net of valuation allowance	24,114	29,074

Deferred tax liabilities:
Outside basis difference	1,816	2,034
Intangible assets	37,307	43,942

Deferred tax liabilities	39,123	45,976

Net deferred tax assets (liabilities)	$(15,009)	$(16,902)

The Company assesses the realizability of deferred tax assets based on the available evidence, including a history of taxable income and estimates of future taxable income. In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that all or some portion of deferred tax assets will not be realized. Due to the losses the Company generated in the current and prior years, the Company believes it is not more likely than not that all of the deferred tax assets can be realized in certain jurisdictions. Accordingly, the Company established and recorded a valuation allowance on its net deferred tax assets of $207.7 million as of December 31, 2022 and a valuation allowance on its net deferred tax assets of $19.1 million as of December 31, 2021.
As of December 31, 2022, the Company had $298.0 million of U.K. net operating loss carryforwards available to reduce future taxable income. All of the U.K. net operating losses will be carried forward indefinitely for U.K. tax purposes. As of December 31, 2022, the Company had $75.7 million of overseas net operating loss carryforwards available to reduce future taxable income. Overseas net operating losses will be carried forward indefinitely for the tax purposes in each jurisdiction.
The Company had no uncertain tax positions for the years ended December 31, 2022 and 2021.